3. INVESTMENT SECURITIES: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Held to Maturity, at amortized cost	[1]	$ 380,561	$ 787,987
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		380,561	787,987
Held-to-maturity Securities, Unrecognized Holding Gain		8,959	10,405
Held-to-maturity Securities, Unrecognized Holding Loss		0	(5,109)
Debt Securities, Held-to-maturity, Fair Value		$ 389,520	$ 793,283

[1]	See Note 3.